Operating Leases (Details) - Schedule of future minimum lease payments - Wolo [Member]	Sep. 30, 2021 USD ($)
Operating Leases (Details) - Schedule of future minimum lease payments [Line Items]
2021 (remainder of year)	$ 20,691
2022	48,279
Total lease payments	68,970
Less imputed interest	(1,859)
Maturities of lease liabilities	$ 67,111